AVAILABLE-FOR-SALE INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
AVAILABLE-FOR-SALE INVESTMENTS
Aggregate cost basis		¥ 218,940	¥ 75,670
Gross unrealized holding gains		0	0
Aggregate fair value	$ 31,534	218,940	75,670
Wealth management products
AVAILABLE-FOR-SALE INVESTMENTS
Aggregate cost basis		218,940	75,670
Aggregate fair value	$ 31,534	¥ 218,940	¥ 75,670